Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	$ 17,132	$ 14,880
Balance as of the end of the period	14,730	17,132	$ 14,880
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	(1,174)	(1,343)	(1,007)
Increase (net)	(85)	205	(359)
Currency translation adjustment and other variations	(26)	(36)	23
Balance as of the end of the period	$ (1,285)	$ (1,174)	$ (1,343)